Segment information (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Revenues	$ 711,373	$ 707,412	$ 767,704
Gross profit / (loss)	291,553	264,792	340,098
Other operating results, net	21,374	(33,118)	(6,131)
Segment profit / (loss)	93,980	290,458	504,586
Investment properties	1,750,304	2,178,340
Property, plant and equipment	510,482	540,773
Investments in associates	137,602	147,424
Selling expenses	(60,384)	(50,364)	(58,794)
Total Agricultural Business [Member]
Statement [Line Items]
Revenues	384,487	378,132	515,872
Costs	323,676	313,801	461,761
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	5,339	(5,628)	145,804
Changes in the net realizable value of agricultural products after harvest	7,174	(9,431)	(16,007)
Gross profit / (loss)	73,324	49,272	183,908
Net gain from fair value adjustment of investment properties	(7,454)	(8,804)	19,707
Gain from disposal of farmlands	52,612	55,825	44,088
General and administrative expenses	(33,678)	(31,550)	(30,340)
Selling expenses	43,768	34,723	43,895
Other operating results, net	27,904	(6,486)	(6,714)
Profit / (loss) from operations	68,940	23,534	166,754
Share of profit/ (loss) of associates and joint ventures	(1,084)	(3,853)	1,294
Segment profit / (loss)	67,856	19,681	168,048
Investment properties	64,521	97,556	109,505
Property, plant and equipment	452,572	468,806	377,278
Investments in associates	7,974	9,415	13,996
Other reportable assets	204,668	208,276	229,505
Reportable assets	729,735	784,053	730,284
Agricultural Production [Member]
Statement [Line Items]
Revenues	268,382	278,373	409,042
Costs	239,036	249,942	383,436
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	5,339	(5,628)	145,804
Changes in the net realizable value of agricultural products after harvest	7,174	(9,431)	(16,007)
Gross profit / (loss)	41,859	13,372	155,403
Net gain from fair value adjustment of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(19,641)	(17,480)	(18,134)
Selling expenses	28,934	25,498	34,908
Other operating results, net	8,499	625	(16,798)
Profit / (loss) from operations	1,783	(28,981)	85,563
Share of profit/ (loss) of associates and joint ventures	1,553	(628)	862
Segment profit / (loss)	3,336	(29,609)	86,425
Investment properties	0	0	0
Property, plant and equipment	448,000	462,669	373,369
Investments in associates	6,696	6,216	8,003
Other reportable assets	138,661	152,532	172,356
Reportable assets	593,357	621,417	553,728
Land Transformation And Sales [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	228	275	385
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit / (loss)	(228)	(275)	(385)
Net gain from fair value adjustment of investment properties	(7,454)	(8,804)	19,707
Gain from disposal of farmlands	52,612	55,825	44,088
General and administrative expenses	(63)	(52)	(64)
Selling expenses	1,189	48	1,514
Other operating results, net	13,736	(9,385)	8,578
Profit / (loss) from operations	57,414	37,261	70,410
Share of profit/ (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	57,414	37,261	70,410
Investment properties	64,521	97,556	109,505
Property, plant and equipment	1,261	2,203	2,211
Investments in associates	0	0	0
Other reportable assets	2,596	0	0
Reportable assets	68,378	99,759	111,716
Corporate [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	0	0	0
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Gross profit / (loss)	0	0	0
Net gain from fair value adjustment of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(4,583)	(5,187)	(5,919)
Profit / (loss) from operations	(4,583)	(5,187)	(5,919)
Share of profit/ (loss) of associates and joint ventures	0	0	0
Segment profit / (loss)	(4,583)	(5,187)	(5,919)
Investment properties	0	0	0
Property, plant and equipment	0	0	0
Investments in associates	0	0	0
Other reportable assets	0	0	0
Reportable assets	0	0	0
Selling expenses	0	0	0
Others [Member]
Statement [Line Items]
Revenues	116,105	99,759	106,830
Costs	84,412	63,584	77,940
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0	0	0
Changes in the net realizable value of agricultural products after harvest	0	0	0
Net gain from fair value adjustment of investment properties	0	0	0
Gain from disposal of farmlands	0	0	0
General and administrative expenses	(9,391)	(8,831)	(6,223)
Selling expenses	13,645	9,177	7,473
Other operating results, net	5,669	2,274	1,506
Profit / (loss) from operations	14,326	20,441	16,700
Share of profit/ (loss) of associates and joint ventures	(2,637)	(3,225)	432
Segment profit / (loss)	11,689	17,216	17,132
Investment properties	0	0	0
Property, plant and equipment	3,311	3,934	1,698
Investments in associates	1,278	3,199	5,993
Other reportable assets	63,411	55,744	57,149
Reportable assets	68,000	62,877	64,840
Gross profit / (loss)	$ 31,693	$ 36,175	$ 28,890